FINANCIAL INSTRUMENTS - Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other current payables - hedge instruments
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	$ (8)	$ (10)
Other current payables - hedge instruments | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value		(10)
Other current payables - hedge instruments | Level 2
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(8)
Other current liabilities - contingent payment for a business combination
FAIR VALUE MEASUREMENT
Liabilities measured at fair value		(6)
Other current liabilities - contingent payment for a business combination | Level 3
FAIR VALUE MEASUREMENT
Liabilities measured at fair value		(6)
Other current payables- shares payable
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(237)
Other current payables- shares payable | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(237)
Warrants liability
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(2,450)	(1,485)
Warrants liability | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(2,450)	(1,485)
Other current receivables - hedge instrument
FAIR VALUE MEASUREMENT
Assets measured at fair value	27	68
Other current receivables - hedge instrument | Level 1
FAIR VALUE MEASUREMENT
Assets measured at fair value		$ 68
Other current receivables - hedge instrument | Level 2
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 27